S000027257 [Member] Expense Example - Baron Real Estate Fund	Dec. 31, 2025 USD ($)
Retail Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,590
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	$ 1,283